Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Receivables from government agencies	$ 161	$ 150
Taxes and other government receivables	94	39
Advances	35	28
Prepayments	39	47
Loans and deposits	8	9
Interest receivable	6	4
Derivative instruments	41	2
Other current assets	41	32
Total	$ 425	$ 311